Volkswagen Auto Loan Enhanced Trust 2012-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7-29-2016	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				8/18/2016
2	Payment Date				8/22/2016
3	Collection Period			7/1/2016	7/29/2016	29
4	Monthly Interest Period - Actual/360			7/20/2016	8/21/2016	33
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	281,000,000.00	—	—	—	—
7	Class A-2 Notes	381,000,000.00	—	—	—	—
8	Class A-3 Notes	376,000,000.00	—	—	—	—
9	Class A-4 Notes	212,000,000.00	96,306,847.70	11,550,153.60	84,756,694.10	0.3997957

10	Total Securities	$1,250,000,000.00	$96,306,847.70	$11,550,153.60	$84,756,694.10

11	Overcollateralization	38,729,680.92	38,729,680.92		38,729,680.92

12	Adjusted Pool Balance	$1,288,729,680.92	$135,036,528.62	$11,550,153.60	$123,486,375.02

13	YSOC	31,960,488.63	2,019,861.54		1,777,858.16

14	Net Pool Balance	$1,320,690,169.55	$137,056,390.16	$11,550,153.60	$125,264,233.18

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.33000%	—	—	—	—
17	Class A-3 Notes	0.46000%	—	—	—	—
18	Class A-4 Notes	0.66000%	52,968.77	0.2498527	11,603,122.37	54.7317093

	Total Securities		52,968.77		11,603,122.37

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					8,703,613.91
20	Scheduled Interest Payments Received					251,761.34
21	Prepayments of Principal Received					477,459.22
22	Liquidation Proceeds					2,513,005.53
23	Recoveries Received					94,952.68
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					12,040,792.68

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					2,247.65

28	Total Available Funds, prior to Servicer Advances					12,043,040.33

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					12,043,040.33

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					12,043,040.33

D. DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					114,213.66
35	Class A Noteholder Interest (Item 50)					52,968.77
36	Principal Distribution Amount (Item 75)					11,550,153.60
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					325,704.31

*	VCI, as Servicer, has elected to exercise its option under Section 8.1 of the Sale and Servicing Agreement to purchase the Trust Estate immediately after the monthly payment of principal and interest on August 22, 2016 (the “Redemption Date”) and has deposited $84,756,694.10 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	114,213.66	—	114,213.66

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	—	—	—
45	Class A-4 Interest	52,968.77	—	52,968.77
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	52,968.77	—	52,968.77

E. CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			135,036,528.62
52	Beginning Net Pool Balance		137,056,390.16
53	Receipts of Scheduled Principal		(8,703,613.91)
54	Receipts of Prepaid Principal		(477,459.22)
55	Liquidation Proceeds		(2,513,005.53)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(98,078.32)

59	Ending Net Pool Balance		125,264,233.18
60	Yield Supplement Overcollateralization Amount		1,777,858.16

61	Adjusted Pool Balance		123,486,375.02
62	Less: Adjusted Pool Balance - End of Collection Period			123,486,375.02

63	Calculated Principal Distribution Amount			11,550,153.60

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			12,043,040.33
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			114,213.66
67	Less: Interest Paid to Noteholders (Item 35)			52,968.77
68	Less: Calculated Principal Distribution (Item 63)			11,550,153.60

69	Equals: Remaining Available Funds before Servicer Advance			325,704.31
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			325,704.31
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			11,550,153.60

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,648.40, and (b) the aggregate note balance)			6,443,648.40
81	Initial Reserve Account Balance			1,288,729.68
82	Beginning Reserve Account Balance			6,443,648.40
83	Plus: Net Investment Income for the Collection Period			2,247.65

84	Subtotal: Reserve Fund Available for Distribution			6,445,896.05
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,445,896.05
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			2,247.65

89	Equals: Ending Reserve Account Balance			6,443,648.40

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,320,690,170	125,264,233
92	Number of Current Contracts		58,267	22,019
93	Weighted Average Loan Rate		2.50%	2.26%
94	Average Remaining Term		58.4	15.6
95	Average Original Term		63.17	65.9
96	Monthly Prepayment Rate			1.20%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		16	116,480.03
98	Liquidation Proceeds on Related Vehicles			18,401.71
99	Recoveries Received on Receivables Previously Charged Off			94,952.68

100	Net Principal Losses for Current Collection Period		16	3,125.64

101	Beginning Net Principal Losses		658	5,807,184.13
102	Net Principal Losses for Current Collection Period		16	3,125.64

103	Cumulative Net Principal Losses		674	5,810,309.77

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,320,690,169.55)			0.44%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.30%	21,753	123,134,283.09
106	31 - 60 Days Delinquent	1.48%	235	1,856,255.78
107	61 - 90 Days Delinquent	0.22%	31	273,694.31

108	Total	100.00%	22,019	125,264,233.18

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer